Commitments and Contingencies - Reimbursement and Security Agreement, Warrants Issued (Details) - Inspirato LLC $ / shares in Units, $ in Thousands	1 Months Ended
	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Warrants
Fair value of warrants outstanding | $		$ 547	$ 91
Preferred Unit Warrant | Series E
Warrants
Number of warrants issued | shares	11,690
Number of indemnitors	5
Warrant exercise price (in dollars per share) | $ / shares	$ 128.29
Fair value of warrants outstanding | $	$ 862
Number of warrants exercised | shares		0
Preferred Unit Warrant | Series E | Measurement Input, Discount Rate
Warrants
Warrant measurement input	1.7
Preferred Unit Warrant | Series E | Measurement Input, Expected Dividend Rate [Member]
Warrants
Warrant measurement input	0
Preferred Unit Warrant | Series E | Measurement Input, Price Volatility
Warrants
Warrant measurement input	68.1
Preferred Unit Warrant | Series E | Measurement Input, Expected Term
Warrants
Warrant measurement input	4